Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Schedule of Earning Loss Per Share
	Years Ended June 30,
	2024	2023	2022

Basic and diluted loss per share (cents per share)	(0.52)	(0.57)	(0.53)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	3,648,875,564	2,427,841,917	2,405,990,036